Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities.
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deposits payable to service providers	8,607	52,337
Payables collected on behalf of service providers and other payables to service providers	13,342	46,643
Accrued service expenses	19,098	34,326
Advance payment from platform user	21,876	26,286
Accrued litigation liabilities (see Note 16)	1,853	4,727
Accrued rental expense	4,715	—
Others	1,735	1,769
Total	71,226	166,088